SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2020 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (82.2%)
Brazil (5.6%)
Ambev SA, ADR	USD	10,400,000	$27,872,000
Itau Unibanco Holding SA, ADR	USD	5,600,000	28,560,000
Odontoprev SA	BRL	8,500,000	22,649,069

Total Brazil			79,081,069

China / Hong Kong (21.5%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	USD	150,000	37,653,000
China Foods, Ltd.	HKD	84,208,000	30,114,440
China Yangtze Power Co., Ltd., Class A	CNY	10,500,000	27,635,588
First Pacific Co., Ltd.	HKD	92,000,000	19,207,598
Greatview Aseptic Packaging Co., Ltd.	HKD	35,000,000	13,281,128
Jiangsu Hengrui Medicine Co., Ltd., Class A	CNY	2,000,000	27,067,129
Pacific Basin Shipping, Ltd.	HKD	120,000,000	14,734,330
Pico Far East Holdings, Ltd.	HKD	52,296,000	6,883,588
Ping An Insurance Group Co. of China, Ltd.	HKD	2,000,000	21,102,457
Shangri-La Asia, Ltd.	HKD	35,000,000	25,324,374
Shenzhou International Group Holdings, Ltd.	HKD	2,905,300	34,703,013
WH Group, Ltd.	HKD	29,600,000	26,348,675
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	30,002,000	19,857,551

Total China / Hong Kong			303,912,871

Czech Republic (1.4%)
Moneta Money Bank AS	CZK	8,662,815	19,722,455

Total Czech Republic			19,722,455

Hungary (3.7%)
Richter Gedeon Nyrt	HUF	2,275,000	52,637,450

Total Hungary			52,637,450

India (3.6%)
Infosys, Ltd., Sponsored ADR	USD	4,000,000	51,400,000

Total India			51,400,000

Mexico (2.1%)
Bolsa Mexicana de Valores SAB de CV	MXN	12,000,000	24,355,875
Credito Real SAB de CV SOFOM ER(a)	MXN	9,920,072	5,678,801

Total Mexico			30,034,676

	Currency	Shares	Value
Qatar (2.0%)
Qatar Gas Transport Co., Ltd.	QAR	37,613,950	$29,025,604

Total Qatar			29,025,604

Singapore (7.4%)
Venture Corp., Ltd.	SGD	5,000,000	65,297,147
Wilmar International, Ltd.	SGD	11,500,000	38,872,394

Total Singapore			104,169,541

South Africa (3.2%)
Sanlam, Ltd.	ZAR	13,000,000	46,005,606

Total South Africa			46,005,606

South Korea (18.4%)
Coway Co., Ltd.	KRW	550,000	35,456,599
Hyundai Mobis Co., Ltd.	KRW	340,000	58,832,534
Innocean Worldwide, Inc.	KRW	480,000	20,136,987
Koh Young Technology, Inc.	KRW	275,000	22,699,303
NAVER Corp.	KRW	90,000	22,864,665
Orion Corp.	KRW	245,000	27,556,916
Samsung SDI Co., Ltd.	KRW	195,000	65,282,415
Sindoh Co., Ltd.	KRW	400,000	7,799,877

Total South Korea			260,629,296

Taiwan (6.5%)
Accton Technology Corp.	TWD	2,250,000	17,626,465
Bizlink Holding, Inc.	TWD	3,000,000	20,028,451
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	3,000,000	43,660,810
Voltronic Power Technology Corp.	TWD	350,000	10,663,462

Total Taiwan			91,979,188

Thailand (1.3%)
Bangkok Dusit Medical Services PCL, Class F	THB	25,000,000	17,768,534

Total Thailand			17,768,534

United Arab Emirates (1.7%)
National Central Cooling Co. PJSC	AED	46,000,000	24,561,106

Total United Arab Emirates			24,561,106

United Kingdom (1.9%)
Mondi PLC	GBP	1,500,000	26,569,121

Total United Kingdom			26,569,121

	Currency	Shares	Value
Vietnam (1.9%)
Bao Viet Holdings	VND	200,000	$348,252
PetroVietnam Gas JSC	VND	9,625,000	27,261,367

Total Vietnam			27,609,619

TOTAL COMMON STOCKS
(Cost $1,166,663,975)			1,165,106,136

PREFERRED STOCKS (5.9%)
South Korea (5.9%)
Samsung Electronics Co., Ltd.	KRW	2,000,000	83,535,617

Total South Korea			83,535,617

TOTAL PREFERRED STOCKS
(Cost $51,770,386)			83,535,617

TOTAL INVESTMENTS
(Cost $1,218,434,361) (88.1%)			$1,248,641,753

Cash and Other Assets, Less Liabilities (11.9%)			168,504,531
NET ASSETS (100.0%)			$1,417,146,284

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations

AED - United Arab Emirates Dirham

BRL - Brazil Real

CNY - China Yuan

CZK - Czech Koruna

HKD - Hong Kong Dollar

HUF - Hungary Forint

GBP - Great British Pound

KRW - South Korea Won

MXN - Mexico Peso

QAR - Qatar Riyal

SGD - Singapore Dollar

THB - Thailand Baht

TWD - Taiwan New Dollar

USD - United States Dollar

VND - Vietnam Dong

ZAR - South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

SEAFARER OVERSEAS VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2020 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (88.1%)
Brazil (5.1%)
Ambev SA, ADR	USD	240,000	$643,200
Itau Unibanco Holding SA, ADR	USD	128,000	652,800

Total Brazil			1,296,000

China / Hong Kong (34.4%)
AMVIG Holdings, Ltd.	HKD	2,754,000	476,157
China Foods, Ltd.	HKD	3,387,000	1,211,258
China Yangtze Power Co., Ltd., Class A	CNY	301,990	794,826
First Pacific Co., Ltd.	HKD	5,190,000	1,083,559
Giordano International, Ltd.	HKD	3,200,000	471,227
Greatview Aseptic Packaging Co., Ltd.	HKD	2,000,000	758,922
Melco International Development, Ltd.	HKD	549,000	1,036,405
Pacific Basin Shipping, Ltd.	HKD	4,600,000	564,816
Pico Far East Holdings, Ltd.	HKD	538,000	70,816
Shangri-La Asia, Ltd.	HKD	1,420,000	1,027,446
WH Group, Ltd.	HKD	1,398,000	1,244,440

Total China / Hong Kong			8,739,872

Czech Republic (3.9%)
Moneta Money Bank AS	CZK	433,257	986,387

Total Czech Republic			986,387

Georgia (2.6%)
Georgia Capital PLC(a)	GBP	138,000	657,139

Total Georgia			657,139

Mexico (1.3%)
Credito Real SAB de CV SOFOM ER(a)	MXN	590,385	337,969

Total Mexico			337,969

Qatar (5.6%)
Qatar Gas Transport Co., Ltd.	QAR	1,860,000	1,435,309

Total Qatar			1,435,309

Russia (1.2%)
Global Ports Investments PLC, GDR(a)	USD	100,000	312,000

Total Russia			312,000

	Currency	Shares	Value
Singapore (11.8%)
Genting Singapore, Ltd.	SGD	1,300,000	$697,391
HRnetgroup, Ltd.	SGD	2,500,000	875,195
Wilmar International, Ltd.	SGD	422,000	1,426,448

Total Singapore			2,999,034

South Korea (8.5%)
Innocean Worldwide, Inc.	KRW	19,000	797,089
Samsung SDI Co., Ltd.	KRW	4,100	1,372,605

Total South Korea			2,169,694

United Arab Emirates (5.0%)
National Central Cooling Co. PJSC	AED	2,368,000	1,264,363

Total United Arab Emirates			1,264,363

United Kingdom (3.7%)
Mondi PLC	GBP	53,600	949,403

Total United Kingdom			949,403

Vietnam (5.0%)
Petrovietnam Fertilizer & Chemicals JSC	VND	1,158,000	682,122
PetroVietnam Technical Services Corp.	VND	1,263,780	582,940

Total Vietnam			1,265,062

TOTAL COMMON STOCKS
(Cost $27,398,370)			22,412,232

TOTAL INVESTMENTS
(Cost $27,398,370) (88.1%)			$22,412,232

Cash and Other Assets, Less Liabilities (11.9%)			3,034,788
NET ASSETS (100.0%)			$25,447,020

(a)	Non-income producing security.

Currency Abbreviations

AED - United Arab Emirates Dirham

CNY - China Yuan

CZK - Czech Koruna

GBP - Great British Pound

HKD - Hong Kong Dollar

KRW - South Korea Won

MXN - Mexico Peso

QAR - Qatar Riyal

SGD - Singapore Dollar

USD - United States Dollar

VND - Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2020 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2020 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value each Fund as of July 31, 2020:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Brazil	$79,081,069	$–	$–	$79,081,069
China / Hong Kong	37,653,000	266,259,871	–	303,912,871
Czech Republic	–	19,722,455	–	19,722,455
Hungary	–	52,637,450	–	52,637,450
India	51,400,000	–	–	51,400,000
Mexico	30,034,676	–	–	30,034,676
Qatar	–	29,025,604	–	29,025,604
Singapore	–	104,169,541	–	104,169,541
South Africa	–	46,005,606	–	46,005,606
South Korea	–	260,629,296	–	260,629,296
Taiwan	–	91,979,188	–	91,979,188
Thailand	–	17,768,534	–	17,768,534
United Arab Emirates	–	24,561,106	–	24,561,106
United Kingdom	–	26,569,121	–	26,569,121
Vietnam	–	27,609,619	–	27,609,619
Preferred Stocks	–	83,535,617	–	83,535,617
Total	$198,168,745	$1,050,473,008	$–	$1,248,641,753

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Brazil	$1,296,000	$–	$–	$1,296,000
China / Hong Kong	476,157	8,263,715	–	8,739,872
Czech Republic	–	986,387	–	986,387
Georgia	–	657,139	–	657,139
Mexico	337,969	–	–	337,969
Qatar	–	1,435,309	–	1,435,309
Russia	312,000	–	–	312,000
Singapore	–	2,999,034	–	2,999,034
South Korea	–	2,169,694	–	2,169,694
United Arab Emirates	–	1,264,363	–	1,264,363
United Kingdom	–	949,403	–	949,403
Vietnam	–	1,265,062	–	1,265,062
Total	$2,422,126	$19,990,106	$–	$22,412,232

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2020 (Unaudited)

For the three months ended July 31, 2020, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk

Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which the Funds invest), and thereby could adversely affect the performance of the Funds’ investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to the performance of the Funds’ investments.